SHARE CAPITAL (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Of Share Capital Information [Abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options
Stock options
The following table summarizes changes in the Company’s outstanding stock options for the year ended August 31, 2021 and August 31, 2020:

	NUMBER	WEIGHTED AVERAGE EXERCISE PRICE
Balance - August 31, 2019	8,833,194	$4.23
Granted	2,125,000	$3.21
Exercised	(879,240)	$1.21
Cancelled / Forfeited	(814,633)	$6.20
Balance - August 31, 2020	9,264,321	$4.05
Granted	1,255,000	$2.72
Exercised	(1,691,498)	$2.38
Cancelled / Forfeited	(1,030,550)	$6.76
Balance - August 31, 2021	7,797,273	$3.84

Disclosure of detailed information about range of exercise prices of outstanding share options
The following is a summary of the outstanding stock options as at August 31, 2021 :

OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
Range of Exercise Prices	Quantity Outstanding	Weighted Average Remaining Contractual Life (years)	Quantity Exercisable
$0.30 - $1.10	598,433	3.4	598,433
$1.11 - $2.18	892,000	7.9	524,201
$2.19 - $2.44	1,630,000	7.0	1,037,617
$2.45 - $3.61	1,451,078	7.2	1,031,695
$3.62 - $5.08	1,844,211	7.5	1,471,544
$5.09 - $8.02	571,251	7.2	571,251
$8.03 - $11.27	810,300	7.7	793,585
	7,797,273	7.1	6,028,326

Disclosure of detailed information about stock option valuation assumptions
The following is the range of assumptions for the years ended August 31, 2021 and 2020:

	AUGUST 31, 2021	AUGUST 31, 2020
Risk free interest rate	0.42% - 1.62%	0.45% - 1.65%
Expected life of options	5.0 - 6.5 years	5.0 - 6.0 years
Expected annualized volatility	68% - 98%	72% - 85%
Expected dividend yield	—	—
Forfeiture rate	7.5% - 11.4%	8.0% - 8.7%

Disclosure of detailed information about number and weighted average exercise prices of restricted stock unit
The following table summarizes the movements in the Company’s outstanding RSUs:

NUMBER
Balance - August 31, 2019	842,362
Granted	265,258
Exercised	(154,062)
Cancelled / Forfeited	(41,718)
Balance - August 31, 2020	911,840
Granted	416,063
Exercised	(80,491)
Cancelled / Forfeited	(61,240)
Balance - August 31, 2021	1,186,172

Disclosure of detailed information about number and weighted average exercise prices of performance share units
The following table summarizes the movements in the Company’s outstanding PSUs:

NUMBER
Balance - August 31, 2019	—
Granted	142,187
Exercised	—
Cancelled / Forfeited	(22,129)
Balance - August 31, 2020	120,058
Granted	440,477
Exercised	(1,858)
Cancelled / Forfeited	(86,830)
Balance - August 31, 2021	471,847

Disclosure of detailed information about reconciliation of weighted average number of shares
The reconciliation of the weighted average number of shares, for the purposes of diluted earnings per share, to the weighted average number of Common Shares, used in the calculation of basic loss per share for the year ended August 31, 2021 and August 31, 2020 is as follows:

	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Weighted average number of shares used in basic loss per share	256,119,930	172,668,816
Stock options	2,757,798	4,540,182
Warrants	5,915,606	—
Top-up rights	1,129,876	—
Restricted share units	1,137,034	727,275
Performance share units	471,847	126,685
Weighted average number of shares used in diluted loss per share	267,532,091	178,062,958

Disclosure of detailed information about outstanding number and type of securities that could potentially dilute basic net income (loss) per share
The outstanding number and type of securities that could potentially dilute basic net loss per share in the future but that were not included in the computation of diluted net loss per share because to do so would have decreased the net loss per share (anti-dilutive) are as follows:

	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Stock options	3,083,378	4,382,918
Top-up rights	898,566	—
Warrants	—	—
	3,981,944	4,382,918